UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Eton Park Capital Management, L.P.
Address: 399 Park Avenue, 10th Floor
         New York, NY  10022

13F File Number:  028-11170

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marcy Engel
Title:     Chief Operating Officer
Phone:     212-756-5390

Signature, Place, and Date of Signing:

 /s/ Marcy Engel     New York, NY     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    48

Form 13F Information Table Value Total:    $4,792,041 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T INC                       COM              00206R102    14748   437500 SH       SOLE                   437500        0
AUTODESK INC                   COM              052769106    17595   497735 SH       SOLE                   497735        0
BARCLAYS BK PLC                IPATH S&P MT ETN 06740C519    55900  2000000 SH  PUT  SOLE                  2000000        0
BARCLAYS BK PLC                IPATH S&P500 VIX 06740C188   530893 16700000 SH  PUT  SOLE                 16700000        0
BEST BUY INC                   COM              086516101    19241  1623750 SH       SOLE                  1623750        0
CHIPOTLE MEXICAN GRILL INC     COM              169656105   104111   350000 SH       SOLE                   350000        0
CITIGROUP INC                  *W EXP 01/04/201 172967226    28387 67912210 SH       SOLE                 67912210        0
CITIGROUP INC                  *W EXP 10/28/201 172967234     1863 34507284 SH       SOLE                 34507284        0
COMCAST CORP NEW               CL A SPL         20030N200    85115  2367596 SH       SOLE                  2367596        0
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407    25813   727755 SH       SOLE                   727755        0
CYTEC INDS INC                 COM              232820100    52827   767500 SH       SOLE                   767500        0
DOLLAR GEN CORP NEW            COM              256677105   286585  6500000 SH       SOLE                  6500000        0
DOLLAR TREE INC                COM              256746108   182520  4500000 SH       SOLE                  4500000        0
DORAL FINL CORP                COM NEW          25811P886     1894  2615451 SH       SOLE                  2615451        0
EBAY INC                       COM              278642103   204080  4000000 SH       SOLE                  4000000        0
FLUOR CORP NEW                 COM              343412102    44055   750000 SH  PUT  SOLE                   750000        0
GARDNER DENVER INC             COM              365558105    40436   590300 SH       SOLE                   590300        0
HUNTINGTON INGALLS INDS INC    COM              446413106    78003  1799800 SH       SOLE                  1799800        0
KINDER MORGAN INC DEL          *W EXP 05/25/201 49456B119    21362  5651198 SH       SOLE                  5651198        0
LIBERTY GLOBAL INC             COM SER A        530555101   155661  2471200 SH       SOLE                  2471200        0
LIBERTY GLOBAL INC             COM SER A        530555101   157475  2500000 SH  CALL SOLE                  2500000        0
LIBERTY GLOBAL INC             COM SER C        530555309   143691  2445800 SH       SOLE                  2445800        0
LIBERTY INTERACTIVE CORP       LBT VENT COM A   53071M880    82618  1219275 SH       SOLE                  1219275        0
MASCO CORP                     COM              574599106    66640  4000000 SH  PUT  SOLE                  4000000        0
MCGRAW HILL COS INC            COM              580645109    54670  1000000 SH  CALL SOLE                  1000000        0
MCMORAN EXPLORATION CO         COM              582411104    24075  1500000 SH       SOLE                  1500000        0
METROPCS COMMUNICATIONS INC    COM              591708102    14910  1500000 SH  CALL SOLE                  1500000        0
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100    76214  2330700 SH       SOLE                  2330700        0
MOODYS CORP                    COM              615369105    50320  1000000 SH       SOLE                  1000000        0
MORGAN STANLEY                 COM NEW          617446448    66920  3500000 SH  CALL SOLE                  3500000        0
MURPHY OIL CORP                COM              626717102    41983   705000 SH       SOLE                   705000        0
NEWS CORP                      CL A             65248E104   717674 28100000 SH       SOLE                 28100000        0
NEWS CORP                      CL A             65248E104    38310  1500000 SH  CALL SOLE                  1500000        0
NEXEN INC                      COM              65334H102   174063  6461150 SH       SOLE                  6461150        0
NIELSEN HOLDINGS N V           COM              N63218106   244720  8000000 SH       SOLE                  8000000        0
NYSE EURONEXT                  COM              629491101    49086  1556300 SH       SOLE                  1556300        0
PACIFIC DRILLING SA LUXEMBOU   REG SHS          L7257P106    34645  3670000 SH       SOLE                  3670000        0
PAMPA ENERGIA S A              SPONS ADR LVL I  697660207    13136  3818540 SH       SOLE                  3818540        0
PRICELINE COM INC              COM NEW          741503403   108710   175000 SH       SOLE                   175000        0
RALPH LAUREN CORP              CL A             751212101    74960   500000 SH       SOLE                   500000        0
SPRINT NEXTEL CORP             COM SER 1        852061100   131123 23125816 SH       SOLE                 23125816        0
TEEKAY CORPORATION             COM              Y8564W103   160500  5000000 SH  CALL SOLE                  5000000        0
VALE S A                       ADR              91912E105    20960  1000000 SH  CALL SOLE                  1000000        0
VERIZON COMMUNICATIONS INC     COM              92343V104    62471  1443750 SH       SOLE                  1443750        0
VIACOM INC NEW                 CL B             92553P201    44302   840000 SH       SOLE                   840000        0
VISTEON CORP                   COM NEW          92839U206    53470   993500 SH       SOLE                   993500        0
WAL-MART STORES INC            COM              931142103    35821   525000 SH       SOLE                   525000        0
YPF SOCIEDAD ANONIMA           SPON ADR CL D    984245100    97485  6700000 SH       SOLE                  6700000        0